Deferred compensation awards - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	May 23, 2025	May 15, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total cash paid to tax authorities			¥ 20,583	¥ 12,669	¥ 9,060
RSU [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Extending vesting period		7 years	7 years
Weighted-average grant date fair value per award			¥ 857	¥ 466	¥ 442
Aggregate value, outstanding			¥ 123,700
Total unrecognized compensation cost, based on fair value			¥ 12,459
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 9 months 18 days
Total number of RSU granded		55,950,200
Number shares delivered			45,870,222
Total value of units delivered			¥ 63,041	¥ 34,362	¥ 23,978
Total fair value of awards vested			62,719	36,607	26,642
Total cash paid to tax authorities			¥ 20,583	12,669	9,060
RSU [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		1 year	1 year
RSU [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		3 years	3 years
SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price per share			¥ 1
Vesting period			3 years
NSU and CSU [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 7,995	15,936	11,544
Tax benefits recognized in earnings for compensation expense			174	186	164
NSU [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	7 years
Total unrecognized compensation cost, based on fair value			¥ 608
Weighted-average period for recognizing unrecognized compensation cost (in years)			10 months 24 days
Total fair value of awards vested			¥ 13,249	7,479	6,174
Total grant date fair value	¥ 8,000
CSU [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			124
Total fair value of awards vested			3,190	3,179	1,380
PSU [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share based compensation arrangement by share based payment award at percentage payout rate		150.00%
Granted awards		769,600
PSU [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Granted awards		1,154,500
RSU and SAR [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 38,381	¥ 35,577	¥ 35,216